Goodwill and Intangible Assets - Changes in Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance at beginning of period	$ 874,083	$ 836,643
Foreign currency translation	(33,160)	37,440
Balance at end of period	$ 840,923	$ 874,083